Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Trade and Other Receivables

	2020	2019
	US$M	US$M
Trade receivables	1,974	2,403
Loans to equity accounted investments	40	33
Other receivables	1,617	1,339

Total	3,631	3,775

Comprising:
Current	3,364	3,462
Non-current	267	313